UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Corriente Advisors, LLC
Address:       201 Main Street
               Suite 1800
               Fort Worth, TX  76102


Form 13F File Number:         28-12875
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Yatrik Munshi
Title:          Chief Operating Officer
Phone:          (817) 870-0400

Signature, Place and Date of Signing:

 /s/ Yatrik Munshi                 Fort Worth, TX             May 15, 2012
 ------------------                --------------             ------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                       14
                                               ---------------------------------

Form 13F Information Table Value Total:                     $103,659
                                               ---------------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                          CORRIENTE ADVISORS, LLC
                                                        FORM 13F INFORMATION TABLE
                                                       Quarter Ended March 31, 2012

------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
                                                    ------   -------  -------- ---------- -------- ---------------------
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC   COM NEW        026874784      308    10,000 SH       SOLE                   10,000
CHENIERE ENERGY INC       COM NEW        16411R208    2,408   160,761 SH       SOLE                  160,761
CLEARWIRE CORP NEW        CL A           18538Q105    2,018   885,000 SH       SOLE                  885,000
LIBERTY MEDIA CORPORATION LIB CAP COM A  530322106    5,994    68,000 SH       SOLE                   68,000
MGIC INVT CORP WIS        COM            552848103   10,638 2,144,701 SH       SOLE                2,144,701
NEWMONT MINING CORP       COM            651639106   13,206   257,578 SH       SOLE                  257,578
OFFICEMAX INC DEL         COM            67622P101      315    55,000 SH       SOLE                   55,000
PEABODY ENERGY CORP       COM            704549104   11,584   400,000 SH  PUT  SOLE                  400,000
RESEARCH IN MOTION LTD    COM            760975102    7,718   525,000 SH       SOLE                  525,000
SELECT SECTOR SPDR TR     SBI CONS DISCR 81369Y407   28,858   640,000 SH  PUT  SOLE                  640,000
TESORO CORP               COM            881609101    9,931   370,000 SH       SOLE                  370,000
TIVO INC                  COM            888706108    2,758   230,000 SH       SOLE                  230,000
VAALCO ENERGY INC         COM NEW        91851C201    1,480   156,600 SH       SOLE                  156,600
VALERO ENERGY CORP NEW    COM            91913Y100    6,443   250,000 SH       SOLE                  250,000